Goodwill - Summary of Goodwill (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Disclosure of reconciliation of changes in goodwill [Line Items]
Beginning Balance	¥ 212,636	$ 33,595
Ending Balance	212,636	33,595	¥ 212,636	$ 33,595
Cost [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Beginning Balance	218,311	34,492	218,311	34,492
Ending Balance	218,311	34,492	218,311	34,492
Accumulated impairment [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Beginning Balance	5,675	897	5,675	897
Ending Balance	¥ 5,675	$ 897	¥ 5,675	$ 897